Leases - Subleases (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 JPY (¥) building	Dec. 31, 2023 JPY (¥) building	Dec. 31, 2022 JPY (¥) building
Leases
Fixed sublease income	¥ 294,121	¥ 344,875	¥ 429,419
Variable sublease income	14,191	19,492	22,256
Total	¥ 308,312	¥ 364,367	¥ 451,675
Number of lease transactions classified as sale-type and direct financing leases | building	0	0	0
Year ending December 31:
2025			¥ 226,128
2026			147,757
2027			66,350
2028			22,966
2029			11,006
2030 and thereafter			12,679
Total			¥ 486,886